                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  7                                /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
      Amendment No. 5                                                /X/


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---
              on (date), pursuant to paragraph (b)(1)(ix)
      ---
              60 days after filing pursuant to paragraph (a)(i)
      ---
       X      on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D


N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts)

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514
                                      for
                 TAX QUALIFIED GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract providing accumulation of values and payment of benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. See page 2 for the list of available Funds. (See also the accompanying prospectuses of the Funds which also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn for any other reason may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of the amount withdrawn (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 1999

                               TABLE OF CONTENTS

Available Funds.............................................      2
Fee Table...................................................      2
Accumulation Unit Values....................................      4
  Financial Statements......................................      6
The Ohio National Companies.................................      6
  Ohio National Life........................................      6
  Ohio National Variable Account D..........................      6
  Ohio National Fund, Inc...................................      7
  Mixed and Shared Funding..................................      7
  Voting Rights.............................................      7
Distribution of the Contracts...............................      8
Deductions and Expenses.....................................      8
  Withdrawal Charge.........................................      8
  Deduction for Administrative Expenses.....................      9
  Deduction for Risk Undertakings...........................      9
  Limitations on Deductions.................................      9
  Transfer Fee..............................................      9
  Deduction for State Premium Tax...........................      9
  Fund Expenses.............................................      9
Description of the Contracts................................     10
  Accumulation..............................................     10
  TeleAccess................................................     12
  Guaranteed Account........................................     12
  Annuity Benefits..........................................     13
  Other Contract Provisions.................................     15
  Performance Data..........................................     16
Federal Tax Status..........................................     16
  Tax-Deferred Annuities....................................     17
        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
The Year 2000 Issue
Financial Statements for VAD and Ohio National Life

                                AVAILABLE FUNDS

                                               ADVISER/SUBADVISER
                                               Ohio National Investments, Inc.
OHIO NATIONAL FUND INC.                        Ohio National Investments, Inc.
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Federated Global Investment Management
Omni Portfolio (a flexible portfolio           Corp.
fund)                                          Federated Global Investment Management
International Portfolio                        Corp.
International Small Company Portfolio          T. Rowe Price Associates, Inc.
Capital Appreciation Portfolio                 Founders Asset Management LLC
Small Cap Portfolio                            Strong Capital Management, Inc.
Aggressive Growth Portfolio                    Pilgrim Baxter & Associates, Ltd.
Core Growth Portfolio                          Robertson Stephens Investment Management,
Growth & Income Portfolio                      L.P.
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.

                                   FEE TABLE

                                                                     CONTRACT YEAR
                                                                     OF SURRENDER                     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES                      OR WITHDRAWAL                     CHARGED
             ----------------------------------                      -------------                    ----------
Deferred Sales Load (as a percentage of amount withdrawn)
(Percentage varies by number of years from the establishment of each participant's account.) (No charge for withdrawals
for plan payments.)                                                       1                               7%
                                                                          2                               6%
                                                                          3                               5%
                                                                          4                               4%
                                                                          5                               3%
                                                                          6                               2%
                                                                          7                               1%
                                                                     8 and later                          0%
Exchange (transfer) Fee                                                $5 (the fee is presently being waived)

VAD ANNUAL EXPENSES (as a percentage of average
  account value)
Mortality and Expense Risk Fees                          1.00%
Account Fees and Expenses                                0.35%
                                                         ----
Total VAD Annual Expenses                                1.35%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund's average net assets)

                                                              MANAGEMENT     OTHER      TOTAL FUND
                                                                 FEES       EXPENSES     EXPENSES
                                                              ----------    --------    ----------
Equity                                                           0.53%        0.11%        0.64%
Money Market*                                                    0.25%        0.16%        0.41%
Bond                                                             0.58%        0.14%        0.72%
Omni                                                             0.54%        0.11%        0.65%
International*                                                   0.85%        0.27%        1.12%
International Small Company                                      1.00%        0.40%        1.40%.
Capital Appreciation                                             0.80%        0.13%        0.93%
Small Cap                                                        0.80%        0.11%        0.91%
Aggressive Growth                                                0.80%        0.14%        0.94%
Core Growth                                                      0.95%        0.18%        1.13%
Growth & Income                                                  0.85%        0.12%        0.97%
S&P 500 Index                                                    0.40%        0.09%        0.49%
Social Awareness                                                 0.60%        0.21%        0.81%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $93       $117       $142        $232
Money Market*                                                   90        110        131         207
Bond                                                            93        119        146         240
Omni                                                            92        117        143         233
International*                                                  97        131        166         281
International Small Company                                     99        139        179         308
Capital Appreciation                                            95        125        156         262
Small Cap                                                       95        125        155         260
Aggressive Growth                                               95        126        157         263
Core Growth                                                     97        131        166         282
Growth & Income                                                 95        127        158         266
S&P 500 Index                                                   91        113        135         216
Social Awareness                                                94        122        150         249

EXAMPLE -- If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $20        $62       $107        $232
Money Market*                                                   18         55         95         207
Bond                                                            21         65        111         240
Omni                                                            20         63        108         233
International*                                                  25         77        132         281
International Small Company                                     28         85        145         308
Capital Appreciation                                            23         71        122         262
Small Cap                                                       23         71        121         260
Aggressive Growth                                               23         72        123         263
Core Growth                                                     25         77        132         282
Growth & Income                                                 24         72        124         266
S&P 500 Index                                                   19         58        100         216
Social Awareness                                                22         68        116         249

*For the Money Market and International portfolios the investment adviser is voluntarily waiving 0.05% of the management fees. Without those waivers, the management fees are 0.30% for the Money Market portfolio and 0.90% for the International portfolio.

EXAMPLE -- Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expense on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $91       $112       $133        $213
International                                                   97        132        168         286

EXAMPLE -- Without the voluntary fee waivers, if you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment.

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $18       $ 57       $ 98        $213
International                                                   26         78        134         286

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may be applicable to a contract. These currently range from 0% to 2.25%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. For further details, see Deductions and Expenses, page 8.

                            ACCUMULATION UNIT VALUES

This series of group variable annuity contracts began on January 25, 1995. The International Small Company and Aggressive Growth funds began on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997.

The net annualized yield for the Money Market fund in these contracts for the seven days ended December 31, 1998 was 3.84%.

EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.198167      13,287
 1996              12.198167         14.243704      32,583
 1997              14.243704         16.607094      74,941
 1998              16.607094         17.323587      107,618

MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.346422       1,732
 1996              10.346422         10.735959       7,977
 1997              10.735959         11.161886      32,475
 1998              11.161886         11.606378      48,567

BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.207694       1,139
 1996              11.207694         11.468004       6,512
 1997              11.468004         12.365430      12,237
 1998              12.365430         12.837064      16,940

OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.742940      13,547
 1996              11.742940         13.386856      45,160
 1997              13.386856         15.605553      98,309
 1998              15.605553         16.095248      146,331

INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.256284      20,393
 1996              11.256284         12.714297      42,439
 1997              12.714297         12.810197      100,959
 1998              12.810197         13.130325      110,066

INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.780072       8,523
 1996              10.780072         11.922317      13,394
 1997              11.922317         13.135923      16,765
 1998              13.135923         13.418205      12,900

CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.663489      39,782
 1996              11.663489         13.320406      54,003
 1997              13.320406         15.139212      78,535
 1998              15.139212         15.820771      72,571

SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.909669         24,533
 1996              12.909669         14.992559         39,188
 1997              14.992559         16.045605         78,648
 1998              16.045605         17.505914         91,751

AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.568155       3,057
 1996              12.568155         12.494380       9,915
 1997              12.494380         13.872097      21,702
 1998              13.872097         14.760465      38,333

CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.562924      12,433
 1998               9.562924         10.267604      23,776

GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.476367      11,608
 1998              13.476367         14.239205      71,864

S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.999822      26,903
 1998              12.999822         16.675212      112,232

SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.396349       3,506
 1998              12.396349          9.490457      20,572

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets in excess of $6.5 billion and equity in excess of $600 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD in 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to our meet obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value (without an initial sales charge) in shares of a corresponding Fund.

OHIO NATIONAL FUND, INC.

Ohio National Fund is a mutual fund registered under the Investment Company Act of 1940. The available Funds listed on page 2 are portfolios of Ohio National Fund. The value of Fund investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice, for a fee, from the investment adviser, Ohio National Investments, Inc. The investment adviser pays these subadvisers to manage certain Funds:

- Federated Global Investment Management Corp. (sub-adviser to the International and International Small Company portfolios)

- T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation portfolio)

- Founders Asset Management LLC (sub-adviser to the Small Cap portfolio)

- Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth portfolio)

- Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth portfolio)

- Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income portfolio)

For additional information concerning the Funds, including their investment objectives, see the Ohio National Fund prospectus. Read it carefully before investing. The Fund prospectus contains information about other funds that are not available for these contracts.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Funds. Although neither we nor the Funds currently foresee any such disadvantage, the Board of Directors of the Funds will monitor events to identify any material conflict between variable life and variable annuity contract owners and to determine if any action should be taken. That could possibly include withdrawal of VAD#s participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences between voting instructions given by different types of contract owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. Fund shares held in VAD, for which no timely instructions are received, will be voted by us in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which instructions may be given to us is determined by dividing your contract value in each Fund by the net asset value of a share of the corresponding Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which such instructions may be given is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which the fee will be paid to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%


The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.


DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction is designed to reimburse us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. We are not presently deducting that charge.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. We are not currently charging this fee.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies depending upon the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings. (See Deduction for Administrative Expenses, page 9, and Deduction for Risk Undertakings, page 9.)

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract or you may make withdrawals from it. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. See Texas Optional Retirement Program, page 12, and Tax Deferred Annuities, page 18. For tax consequences of a withdrawal, see Federal Tax Status, page 16.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After purchasing an annuity, a participant may transfer annuity values among subaccounts only once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 9, and Transfers After Annuity Purchase, page 14).

TELEACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a withdrawal until the first of these events occurs.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, and less

- any withdrawals and transfers from the guaranteed values, and less

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses, page 8.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee (except for option
(e), below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Other than in connection with annuity Option (e) described below, once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments. Surrenders and withdrawals may be made from Option (e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 15). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the Funds on which variable annuity payments are based. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser for application of law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the contract owner and participants must look only to the contract owner for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by participants from the contract owner under a deferred compensation arrangement will be taxable in full as ordinary income in the years participants receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax-qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax-qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the contributions nor previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income, this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, all further annuity payments will be included in that annuitant's taxable income.

If a participant elects to receive his or her value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. A participant's failure to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income contributions made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate contributions plus any other amounts contributed to purchase a contract and toward benefits under qualified retirement plans do not exceed their exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and contributions made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of exchanges.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any contributions made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 1999. To get a free copy of the VAD prospectus, write or call us at the above address.



                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      The Year 2000 Issue . . . . . . . . . . . . . . . . . . . . .  4
      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAD's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAD as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ with respect to contracts issued by VAD, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                             ONESCO                    ONEQ
                            Aggregate                Aggregate              Retained
       Year                Commissions              Commissions            Commissions
       ----                -----------              -----------            -----------

       1998                    None                  $195,038                  None
       1997                  $93,634                   91,301                  None
       1996                   74,326                    None                   None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 3.84%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:


                                    One            Five           Ten               From         Inception
                                    Year           Years          Years           Inception         Date
                                    ----           -----          -----           ---------         ----

Equity                              4.31%          12.01%         11.16%            9.40%         10-06-69
Money Market                        3.98%           3.71%          3.96%            5.77%         03-20-80
Bond                                3.81%           4.98%          6.71%            7.04%         11-02-82
Omni                                3.14%          10.26%         10.01%           10.02%         09-10-84
International                       2.50%           6.59%          N/A              9.85%         04-30-93
Capital Appreciation                4.50%           N/A            N/A             12.01%         05-01-94
Small Cap                           9.10%           N/A            N/A             17.66%         05-01-94
International Small Company         2.15%           N/A            N/A              8.15%         03-31-95
Aggressive Growth                   6.40%           N/A            N/A             10.93%         03-31-95
Core Growth                         7.37%           N/A            N/A              1.31%         01-03-97
Growth & Income                     5.66%           N/A            N/A             19.38%         01-03-97
S&P 500 Index                      28.27%           N/A            N/A             29.22%         01-03-97
Social Awareness                  (23.44%)          N/A            N/A             (2.61%)        01-03-97

THE YEAR 2000 ISSUE

We believe we have succeeded in remedying the "Year 2000" problem for all mission critical internal computer systems and applications. Conversion testing and implementation for those systems were completed by December 31, 1998. During the remainder of 1999, peripheral personal computer systems will continue to be up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors intend to independently test those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be complaint. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1, 1999:

      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statement of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Year Ended December 31, 1998

      Notes to Financial Statements dated December 31, 1998

      Schedule of Changes in Unit Values for the Year Ended December 31, 1998

The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1, 1999:

      Independent Auditors' Report of KPMG LLP dated February __, 1999

      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:


      Not applicable


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213).

      (13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Pre-effective Amendment no. 1, of Ohio National Variable Account A (File no. 333-43511) on April 10, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Senior Vice President & Chief
                                   Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments




*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
VP                  D. Hundley                                               Vice Pres.             J. Houser
VP                  J. Martin                                                Vice President         D. Twarogowski
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of February 5, 1999, the Registrant's contracts were owned by 128 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President & Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President and Treasurer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$195,038                            None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:


         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202


(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of February, 1999.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Senior Vice President,
                                          Strategic Initiatives

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 25th day of February, 1999.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Senior Vice President,
                                      Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 February 25, 1999
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

/s/ Joseph P. Brom                         Director                             February 25, 1999
----------------------
 Joseph P. Brom

*s/ Dale P. Brown                          Director                             February 25, 1999
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             February 25, 1999
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             February 25, 1999
----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski                   Director                             February 25, 1999
----------------------
 Victoria B. Buyniski


*s/ Raymond R. Clark                       Director                             February 25, 1999
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             February 25, 1999
----------------------
 Ronald J. Dolan


*s/ Charles S. Mechem, Jr.                 Director                             February 25, 1999
----------------------
 Charles S. Mechem, Jr.


*s/ James F. Orr                           Director                             February 25, 1999
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             February 25, 1999
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             February 25, 1999
----------------------
 D. Gates Smith


s/ Stuart G. Summers                       Director                             February 25, 1999
----------------------
 Stuart G. Summers


*s/ Oliver W. Waddell                      Director                             February 25, 1999
----------------------
 Oliver W. Waddell





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS



                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        None